Annual Fund Operating Expenses - First Trust RiverFront Dynamic Emerging Markets ETF - First Trust RiverFront Dynamic Emerging Markets ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%